Share-Based Payment Plans (Details) shares in Millions		1 Months Ended		12 Months Ended
	Feb. 29, 2016 CAD ($) shares	Mar. 31, 2017 CAD ($) shares	Feb. 29, 2016 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	1.1		0.7
Exercise price of share options granted (in dollars per share)	$ 5.93		$ 7.45
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period				3 years
Vesting period				3 years
Compensation expense (reversal)				$ 8,000,000	$ 15,000,000	$ 17,000,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period				3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)				$ 0	$ 1,000,000	$ 3,000,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares	13.0		13.0
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years			3 years
Compensation expense (reversal)		$ 1,000,000	$ 1,000,000	$ 1,000,000
Number of share options granted (in shares) | shares		0.7
Exercise price of share options granted (in dollars per share)		$ 7.25
Expiration period of shares granted	7 years	7 years	7 years
Employee Share Purchase Plan | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of interest fee loan as percent of employee salary (as percent)				30.00%
Repayment period				3 years
Amount receivable from employees				$ 0	$ 1,000,000